UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 07/31/2024

Date of reporting period: 07/31/2024

Item 1. Reports to Stockholders.

(a)

Coho Relative Value Equity Fund
Advisor Class | COHOX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the Coho Relative Value Equity Fund for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at https://www.cohofunds.com/relative-value-equity-fund/literature/. You can also request this information by contacting us at 1-866-264-6234.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Funds’ lagging relative performance for the period was driven by both allocation and selection effect. From a sector perspective versus the S&P 500® Index, both Funds’ overweight in Consumer Staples and Health Care, coupled with stock selection within those sectors, were large detractors to the relative performance. In addition, the Funds’ underweight and stock selection within the Information Technology sector further negatively impacted relative performance.
While Coho’s downside protection has been consistent throughout our 25-year history, the dominance of Growth and the narrowness of the market has negatively impacted our upside participation more recently. We continue to believe the market is mispricing risk and undervaluing the earnings, cash flow, and dividend growth potential of our portfolio. We are optimistic that a renewed focus on fundamentals and valuation will help to further close the performance gap and reinforce the pattern of returns we seek to deliver over the market cycle.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
23,586
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Coho Relative Value Equity Fund	PAGE 1	TSR_AR_56166Y636

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class	3.59	8.33	8.24
S&P 500 TR	22.15	15.00	13.15
Russell 1000 Value Total Return	14.80	9.92	8.96
Visit https://www.cohofunds.com/relative-value-equity-fund/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$417,660,737
Number of Holdings	28
Net Advisory Fee	$3,974,454
Portfolio Turnover	19%
Visit https://www.cohofunds.com/relative-value-equity-fund/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top 10 Issuers	(%)
Lowe’s Companies	5.1%
Cencora	5.1%
UnitedHealth Group	5.0%
Microchip Technology	4.6%
Ross Stores	4.5%
Amgen	4.2%
Sysco	4.2%
Thermo Fisher Scientific	4.2%
W.W. Grainger	3.8%
Marsh & McLennan Companies	3.7%
Sector Breakdown (% of net assets)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cohofunds.com/relative-value-equity-fund/literature/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Coho Partners, Ltd. documents not be householded, please contact Coho Partners, Ltd. at 1-866-264-6234, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Coho Partners, Ltd. or your financial intermediary.
Coho Relative Value Equity Fund	PAGE 2	TSR_AR_56166Y636

Coho Relative Value ESG Fund
Advisor Class | CESGX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about the Coho Relative Value ESG Fund for the period of August 1, 2023, to July 31, 2024. You can find additional information about the Fund at https://www.cohofunds.com/esg-fund/literature/. You can also request this information by contacting us at 1-866-264-6234.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Funds’ lagging relative performance for the period was driven by both allocation and selection effect. From a sector perspective versus the S&P 500® Index, both Funds’ overweight in Consumer Staples and Health Care, coupled with stock selection within those sectors, were large detractors to the relative performance. In addition, the Funds’ underweight and stock selection within the Information Technology sector further negatively impacted relative performance.
While Coho’s downside protection has been consistent throughout our 25-year history, the dominance of Growth and the narrowness of the market has negatively impacted our upside participation more recently. We continue to believe the market is mispricing risk and undervaluing the earnings, cash flow, and dividend growth potential of our portfolio. We are optimistic that a renewed focus on fundamentals and valuation will help to further close the performance gap and reinforce the pattern of returns we seek to deliver over the market cycle.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
23,586
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Coho Relative Value ESG Fund	PAGE 1	TSR_AR_56166Y222

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/27/2019)
Advisor Class	4.20	6.69
S&P 500 TR	22.15	14.55
Russell 1000 Value Total Return	14.80	9.38
Visit https://www.cohofunds.com/esg-fund/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$47,541,011
Number of Holdings	25
Net Advisory Fee	$206,573
Portfolio Turnover	17%
Visit https://www.cohofunds.com/esg-fund/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of July 31, 2024)

Top 10 Issuers	(%)
Ross Stores	5.2%
Lowe’s Companies	5.0%
UnitedHealth Group	5.0%
Microchip Technology	4.7%
W.W. Grainger	4.5%
Amgen	4.5%
Sysco	4.5%
Cencora	4.4%
Thermo Fisher Scientific	4.2%
Marsh & McLennan Companies	4.0%
Sector Breakdown (% of net assets)
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cohofunds.com/esg-fund/literature/
The Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Coho Partners, Ltd. documents not be householded, please contact Coho Partners, Ltd. at 1-866-264-6234, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Coho Partners, Ltd. or your financial intermediary.
Coho Relative Value ESG Fund	PAGE 2	TSR_AR_56166Y222

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 07/31/2024	FYE 07/31/2023
(a) Audit Fees	$30,500	$29,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$8,500	$10,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 07/31/2024	FYE 07/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 07/31/2024	FYE 07/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Coho Funds
Coho Relative Value Equity Fund
Coho Relative Value ESG Fund
Core Financial Statements
July 31, 2024

Coho Relative Value Equity Fund
Schedule of Investments
July 31, 2024

	Shares	Value
COMMON STOCKS - 96.5%
Communication Services - 3.4%
Walt Disney	150,714	$ 14,120,395
Consumer Discretionary - 15.3%
Lowe’s Companies	86,957	21,348,813
NIKE, Inc. - Class B	130,972	9,804,564
Ross Stores	131,761	18,872,128
Service Corp International	174,142	13,915,687
		63,941,192
Consumer Staples - 21.6%
Coca-Cola	172,601	11,519,391
Constellation Brands - Class A	31,693	7,769,856
Dollar General	111,154	13,381,830
Keurig Dr Pepper	366,320	12,557,450
Mondelez International - Class A	212,799	14,544,812
Philip Morris International	111,363	12,824,563
Sysco	227,496	17,437,568
		90,035,470
Energy - 3.1%
Chevron	80,753	12,958,434
Financials - 12.6%
Global Payments	99,326	10,095,494
Marsh & McLennan Companies	68,602	15,268,747
State Street	163,672	13,907,210
US Bancorp	295,861	13,278,242
		52,549,693
Health Care - 27.3%(a)
Abbott Laboratories	98,015	10,383,709
Amgen	53,269	17,710,345
Cencora	89,389	21,263,855
Johnson & Johnson	89,551	14,135,625
Medtronic PLC	154,609	12,418,195
Thermo Fisher Scientific	28,425	17,434,190
UnitedHealth Group	36,120	20,810,899
		114,156,818
Industrials - 6.3%
United Parcel Service - Class B	80,554	10,501,825
W.W. Grainger	16,322	15,943,493
		26,445,318
Information Technology - 4.6%
Microchip Technology	217,017	19,266,769

The accompanying notes are an integral part of these financial statements.

1

Coho Relative Value Equity Fund
Schedule of Investments
July 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 2.3%
Air Products and Chemicals	36,386	$9,600,446
TOTAL COMMON STOCKS (Cost $351,106,303)		403,074,535
TOTAL INVESTMENTS - 96.5% (Cost $351,106,303)		$403,074,535
Money Market Deposit Account - 4.1%(b)		16,937,994
Liabilities in Excess of Other Assets - (0.6)%		(2,351,792)
TOTAL NET ASSETS - 100.0%		$417,660,737

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 3.27%.

The accompanying notes are an integral part of these financial statements.

2

Coho Relative Value ESG Fund
Schedule of Investments
July 31, 2024

	Shares	Value
COMMON STOCKS - 96.0%
Communication Services - 3.3%
Walt Disney	16,751	$1,569,401
Consumer Discretionary - 16.4%
Lowe’s Companies	9,694	2,379,974
NIKE, Inc. - Class B	14,701	1,100,517
Ross Stores	17,398	2,491,915
Service Corp International	23,112	1,846,880
		7,819,286
Consumer Staples - 23.8%
Coca-Cola	20,994	1,401,140
Colgate-Palmolive Co.	17,956	1,781,056
Dollar General	13,364	1,608,892
Kellanova	19,249	1,119,329
Keurig Dr Pepper	45,111	1,546,405
Mondelez International - Class A	25,045	1,711,826
Sysco	27,756	2,127,497
		11,296,145
Financials - 14.4%
Global Payments	13,580	1,380,271
Marsh & McLennan Companies	8,439	1,878,268
State Street	20,282	1,723,362
US Bancorp	41,605	1,867,232
		6,849,133
Health Care - 28.9%(a)
Abbott Laboratories	16,640	1,762,842
Amgen	6,407	2,130,135
Cencora	8,822	2,098,577
Johnson & Johnson	11,405	1,800,279
Medtronic PLC	20,046	1,610,095
Thermo Fisher Scientific	3,273	2,007,462
UnitedHealth Group	4,093	2,358,223
		13,767,613
Industrials - 4.5%
W.W. Grainger	2,200	2,148,982
Information Technology - 4.7%
Microchip Technology	25,000	2,219,500
TOTAL COMMON STOCKS (Cost $42,725,231)		45,670,060
TOTAL INVESTMENTS - 96.0% (Cost $42,725,231)		$45,670,060
Money Market Deposit Account - 2.2%(b)		1,026,514
Other Assets in Excess of Liabilities - 1.8%		844,437
TOTAL NET ASSETS - 100.0%		$47,541,011

The accompanying notes are an integral part of these financial statements.

3

Coho Relative Value ESG Fund
Schedule of Investments
July 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 3.27%.

The accompanying notes are an integral part of these financial statements.

4

COHO FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2024

	Coho Relative Value Equity Fund	Coho Relative Value ESG Fund
ASSETS:
Investments, at value (Cost: $351,106,303 & $42,725,231 respectively)	$403,074,535	$45,670,060
Cash Equivalent	16,937,994	1,026,514
Dividends and interest receivable	323,111	44,693
Receivable for capital shares sold	119,865	50,468
Receivable for investment securities sold	2,133,822	1,425,491
Prepaid expenses	23,836	9,791
Total assets	422,613,163	48,227,017
LIABILITIES:
Payable for investment securities purchased	4,320,508	593,987
Payable to investment adviser	232,071	6,138
Payable for capital shares redeemed	269,390	41,140
Payable for fund administration & accounting fees	74,057	11,918
Payable for audit fees	20,249	20,250
Payable for custody fees	10,500	1,547
Payable for transfer agent fees & expenses	12,239	5,236
Payable for legal fees	1,311	1,546
Payable for compliance fees	3,122	3,123
Accrued expenses	8,979	1,121
Total liabilities	4,952,426	686,006
NET ASSETS	$417,660,737	$47,541,011
NET ASSETS CONSIST OF:
Paid-in capital	$348,873,721	$45,935,019
Total distributable earnings	68,787,016	1,605,992
Net Assets	$ 417,660,737	$47,541,011
Net Assets	$417,660,737	$47,541,011
Shares issued and outstanding(1)	28,477,036	3,936,621
Net asset value, redemption price and offering price per share	$14.67	$12.08

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

COHO FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED July 31, 2024

	Coho Relative Value Equity Fund	Coho Relative Value ESG Fund
INVESTMENT INCOME:
Dividend income	$13,312,751	$1,050,839
Interest income	583,878	67,207
Total investment income	13,896,629	1,118,046
EXPENSES:
Investment adviser fees (See Note 4)	4,080,233	356,120
Fund administration & accounting fees (See Note 4)	368,847	49,726
Custody fees (See Note 4)	66,533	8,424
Transfer agent fees & expenses (See Note 4)	58,210	21,063
Federal & state registration fees	31,382	22,841
Trustee fees	23,194	22,472
Legal fees	22,733	29,904
Audit fees	20,251	20,251
Postage & printing fees	12,917	1,024
Compliance fees (See Note 4)	12,496	12,496
Other expenses	7,690	4,512
Insurance fees	6,435	2,621
Total expenses before interest expense, waiver	4,710,921	551,454
Interest expense (See Note 9)	10,625	460
Total expenses before waiver	4,721,546	551,914
Less: waiver from investment adviser (See Note 4)	(105,779)	(149,547)
Net expenses	4,615,767	402,367
NET INVESTMENT INCOME	9,280,862	715,679
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	53,141,915	(1,890,022)
Net change in unrealized appreciation/depreciation on investments	(57,425,262)	2,924,483
Net realized and unrealized gain (loss) on investments	(4,283,347)	1,034,461
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,997,515	$1,750,140

The accompanying notes are an integral part of these financial statements.

6

COHO RELATIVE VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2024	2023
OPERATIONS:
Net investment income	$9,280,862	$13,412,739
Net realized gain on investments	53,141,915	50,431,401
Net change in unrealized appreciation/depreciation on investments	(57,425,262)	(37,452,263)
Net increase in net assets resulting from operations	4,997,515	26,391,877
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	67,728,359	128,543,343
Proceeds from reinvestment of distributions	48,733,921	38,537,063
Payments for shares redeemed	(477,504,175)	(244,186,150)
Net decrease in net assets resulting from capital share transactions	(361,041,895)	(77,105,744)
DISTRIBUTIONS TO SHAREHOLDERS	(67,479,859)	(66,256,266)
TOTAL DECREASE IN NET ASSETS	(423,524,239)	(116,970,133)
NET ASSETS:
Beginning of year	841,184,976	958,155,109
End of year	$417,660,737	$841,184,976

The accompanying notes are an integral part of these financial statements.

7

COHO RELATIVE VALUE ESG FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2024	2023
OPERATIONS:
Net investment income	$715,679	$740,405
Net realized gain (loss) on investments	(1,890,022)	192,268
Net change in unrealized appreciation/depreciation on investments	2,924,483	446,922
Net increase in net assets resulting from operations	1,750,140	1,379,595
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,861,094	11,182,718
Proceeds from reinvestment of distributions	1,027,077	1,045,304
Payments for shares redeemed	(13,937,475)	(4,921,949)
Net increase (decrease) in net assets resulting from capital share transactions	(9,049,304)	7,306,073
DISTRIBUTIONS TO SHAREHOLDERS:	(1,027,100)	(1,066,037)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,326,264)	7,619,631
NET ASSETS:
Beginning of year	55,867,275	48,247,644
End of year	$47,541,011	$55,867,275

The accompanying notes are an integral part of these financial statements.

8

COHO RELATIVE VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the years.

	Year Ended July 31,
	2024	2023	2022	2021	2020
PER SHARE DATA(1):
Net asset value, beginning of year	$15.83	$16.48	$17.51	$14.42	$14.20
INVESTMENT OPERATIONS:
Net investment income	0.30	0.23(2)	0.23(2)	0.25(2)	0.25(2)
Net realized and unrealized gain on investments	0.15(3)	0.25	0.12	3.46	0.93
Total from investment operations	0.45	0.48	0.35	3.71	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.21)	(0.24)	(0.22)	(0.26)
Net realized gains	(1.32)	(0.92)	(1.14)	(0.40)	(0.70)
Total distributions	(1.61)	(1.13)	(1.38)	(0.62)	(0.96)
Paid-in capital from redemption fees	—	—	—	—(4)	—(4)
Net asset value, end of year	$14.67	$15.83	$16.48	$17.51	$14.42
TOTAL RETURN	3.59%	3.12%	1.96%	26.33%	8.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in 000’s)	$417,661	$841,185	$958,155	$989,261	$741,826
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.81%	0.79%	0.78%	0.78%	0.82%
After expense waiver/recoupment	0.79%	0.79%	0.79%	0.79%	0.81%(5)
Ratio of net investment income to average net assets:
After expense waiver/recoupment	1.59%	1.50%	1.35%	1.53%	1.76%
Portfolio turnover rate	19%	12%	23%	26%	27%

(1)	On November 22, 2019 the Fund's Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(2)	Per share amounts calculated using the average shares method.
(3)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(4)	Amount per share is less than $0.01.
(5)	Prior to November 22, 2019, the annual expense limitation was 0.94% of the average daily net assets for the Advisor Class. Thereafter it was 0.79% for the existing class.
The accompanying notes are an integral part of these financial statements.

9

COHO RELATIVE VALUE ESG FUND
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the Years

	Year Ended July 31,				Since Inception(1) through July 31, 2020
	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.83	$11.79	$12.43	$10.19	$10.00
INVESTMENT OPERATIONS:
Net investment income	0.20	0.15	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.29	0.14	(0.08) (4)	2.37	0.15
Total from investment operations	0.49	0.29	0.01	2.45	0.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.06)	(0.08)	(0.05)	(0.01)
Net realized gains	(0.07)	(0.19)	(0.57)	(0.16)	—
Total distributions	(0.24)	(0.25)	(0.65)	(0.21)	(0.01)
Net asset value, end of period	$12.08	$11.83	$11.79	$12.43	$10.19
TOTAL RETURN(2)	4.20%	2.52%	−0.02%	24.26%	2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$47,541	$55,867	$48,248	$22,203	$3,707
Ratio of expenses to average net assets:
Before expense waiver/reimbursement(3)	1.08%	1.03%	1.14%	1.81%	9.78%
After expense waiver/reimbursement(3)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets:
After expense waiver/reimbursement(3)	1.41%	1.44%	1.20%	1.15%	1.48%
Portfolio turnover rate(2)	17%	20%	22%	25%	10%

(1)	Inception date for the Fund was November 27, 2019.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

10

Coho Funds
Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Both the Coho Relative Value Equity Fund (the “Equity Fund”) and Coho Relative Value ESG Fund (the “ESG Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series, each with their own investment objectives and policies within the Trust. The investment objective of both Funds is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Equity Fund commenced operations on August 14, 2013 and currently offers only one class of shares. Effective November 22, 2019, the Fund ceased offering its Institutional Class shares. The remaining Institutional Class shares were converted to Advisor Class shares at the close of business on November 22, 2019 and the Advisor Class name was subsequently discontinued. The Advisor Class shares were previously subject up to a maximum 0.15% shareholder servicing fee which is not applicable to the existing share class. Each class of shares had identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class. The ESG Fund commenced operations on November 27, 2019 and currently offers only one class of shares. Both Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended July 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the year ended July 31, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended July 31, 2021.
Security Transactions, Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds. For the year ended July 31, 2024, the Equity Fund decreased distributable earnings by $19,870,043 and increased paid-in capital by $19,870,043. These adjustments were due to the use of tax equalization by the Fund.

11

Coho Funds
Notes to Financial Statements
July 31, 2024(Continued)
Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Cash & Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent valuation adjustments are not applied, these securities are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Coho Partners Ltd. (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.

12

Coho Funds
Notes to Financial Statements
July 31, 2024(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2024:
Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$403,074,535	$ —	$ —	$403,074,535
Total Investments in Securities*	$403,074,535	$—	$—	$403,074,535

ESG Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,670,060	$ —	$ —	$45,670,060
Total Investments in Securities*	$45,670,060	$—	$—	$45,670,060

*	Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser, on a monthly basis, an annual advisory fee equal to 0.70% of the daily net assets of the Funds.
The Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund for their expenses to ensure total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) do not exceed 0.79% of each Fund’s average daily net assets.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses for the Funds subject to potential recovery by month of expiration are as follows:

	Equity Fund	ESG Fund
Expiration	Amount	Amount
August 2024 – July 2025	$—	$123,655
August 2025 – July 2026	18,086	122,789
August 2026 – July 2027	105,779	149,547

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended July 31, 2024, are disclosed in the Statement of Operations.

13

Coho Funds
Notes to Financial Statements
July 31, 2024(Continued)
5. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:
Equity Fund

	Year Ended July 31,
	2024	2023
Shares sold	4,697,052	8,207,467
Shares issued to holders in reinvestment of distributions	3,494,249	2,475,260
Shares redeemed	(32,863,732)	(15,665,309)
Net decrease in shares outstanding	(24,672,431)	(4,982,582)

ESG Fund

	Year Ended July 31,
	2024	2023
Shares sold	336,207	965,078
Shares issued to holders in reinvestment of distributions	89,596	90,704
Shares redeemed	(1,213,374)	(424,751)
Net increase (decrease) in shares outstanding	(787,571)	631,031

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, of the Funds for the year ended July 31, 2024, were as follows:

	Equity Fund		ESG Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$ 108,908,588	$ 515,907,708	$ 8,088,328	$ 17,564,565

7. INCOME TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at July 31, 2024, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
Equity Fund	$73,660,046	$(29,700,684)	$43,959,362	$359,115,172
ESG Fund	5,615,771	(3,069,773)	2,545,998	43,124,063

Any difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Funds.
At July 31, 2024, components of distributable earnings on a tax-basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
Equity Fund	$4,072,470	$20,755,184	$—	$43,959,362	$68,787,016
ESG Fund	715,639	—	(1,655,645)	2,545,998	1,605,992

14

Coho Funds
Notes to Financial Statements
July 31, 2024(Continued)
As of July 31, 2024, the ESG Fund has a short-term capital loss carryover of $397,683 and a long-term capital loss carryover of $1,257,962. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2024, the Funds did not defer any qualified late year losses.
The tax character of distributions paid by the Funds for the year ended July 31, 2024, were as follows:

	Ordinary Income*	Long Term Capital Gains	Total
Equity Fund	$12,266,026	$55,213,833	$67,479,859
ESG Fund	740,444	286,656	1,027,100

The tax character of distributions paid for the year ended July 31, 2023, were as follows:

	Ordinary Income*	Long Term Capital Gains	Total
Equity Fund	$13,154,185	$53,102,081	$66,256,266
ESG Fund	271,850	794,187	1,066,037

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2024, National Financial Services, LLC, for the benefit of its customers, owned 28.13% of the outstanding shares of the Equity Fund, and Charles Schwab & Co., for the benefit of its customers, owned 69.14% of the outstanding shares of the ESG Fund.
9. LINE OF CREDIT
The Equity Fund and ESG Fund each has established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000 and $7,000,000 respectively, or 33.33% of the fair value of each Fund’s investments, whichever is less. In addition, Equity fund and the ESG Fund’s borrowings are limited to 20% and 15% of the gross market value of each fund respectively. Each LOC matures, unless renewed, on July 18, 2025. These LOCs are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOCs are with the Custodian. Interest is charged at the prime rate which was 8.50% as of July 31, 2024. The interest rate during the period was 8.50%. Each Fund has authorized the Custodian to charge any of each Fund’s accounts for any missed payments. For the year ended July 31, 2024, the Funds’ LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of July 31 2024	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Equity Fund	U.S. Bank N.A	$122,945	$ —	$10,625	$14,317,000	April 11, 2024
ESG Fund	U.S Bank N.A	5,328	—	460	1,950,000	September 18, 2023

10. ASSIGNMENT OF DISTRIBUTION AGREEMENT
Effective September 15, 2023, the Funds’ Distribution Agreement with Compass Distributors, LLC (“Compass”) was terminated. Compass dissolved its status as a broker-dealer. Quasar Distributors, LLC, a registered broker-dealer under the Securities Act of 1934, and under common control with Compass, agreed to immediately assume all obligations of Compass on terms and conditions identical to those of the Distribution Agreement.

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Coho Funds
and Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Coho Relative Value Equity Fund and Coho Relative Value ESG Fund (“Coho Funds” or the “Funds”), each a series of Managed Portfolio Series, as of July 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Coho Relative Value Equity Fund	For the year ended July 31, 2024	For the years ended July 31, 2024 and 2023	For the years ended July 31, 2024, 2023, 2022, 2021, and 2020
Coho Relative Value ESG Fund	For the year ended July 31, 2024	For the years ended July 31, 2024 and 2023	For the years ended July 31, 2024, 2023, 2022, 2021 and for the period from November 27, 2019 (commencement of operations) through July 31, 2020

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
September 27, 2024

16

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Coho Partners, Ltd. (Unaudited)
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Coho Partners, Ltd. (“Coho” or the “Adviser”) regarding the Coho Relative Value Equity Fund and the Coho Relative Value ESG Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for an additional annual term.
Prior to the meeting and at a meeting held on January 4, 2024, the Trustees received and considered information from Coho and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by Coho with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Coho; (3) the costs of the services provided by Coho and the profits realized by Coho from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Coho resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Coho, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Coho set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Coho performs, investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Coho provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to the following with respect to each Fund: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Coho effects on the Fund’s behalf; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees considered the significant portfolio management experience of the Funds’ portfolio managers. The Trustees also reviewed Coho’s financial statements and a more recent balance sheet. In that regard, the Trustees concluded that Coho had sufficient resources to support the portfolio management team in its implementation of each Fund’s strategies. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Coho provides to each Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of Coho. In assessing the quality of the portfolio management delivered by Coho, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that Coho manages utilizing a similar investment strategy. When comparing each Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.

17

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Coho Partners, Ltd. (Unaudited)(Continued)
•
Coho Relative Value Equity Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages for all periods presented in the materials, except that the Fund had outperformed the Category average for the ten-year period ended September 30, 2023. The Trustees also considered that the Fund had underperformed its benchmark index and additional benchmark index for all periods presented, but that the Fund had outperformed its additional benchmark index for the since inception period ended September 30, 2023. The Trustees considered that the Fund had achieved positive total returns over longer term periods and also observed that the Fund’s performance had been consistent with, though slightly below, the performance of the composite of separate accounts managed by Coho with similar strategies to the Fund.

•
Coho Relative Value ESG Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages as well as its benchmark index for all periods presented in the materials. The Trustees considered that the Fund had achieved positive total returns over longer term periods and also observed that the Fund’s performance had been consistent with the composite of separate accounts managed by Coho with similar strategies to the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to Coho under the Investment Advisory Agreement, as well as Coho’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2023. The Trustees also noted favorably that Coho had agreed to continue the expense limitation agreement under which Coho contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus, and observed that Coho had waived a portion of its management fee with respect to the Coho Relative Value ESG Fund over the Fund’s most recent fiscal year. The Trustees also considered that the advisory fees Coho charges to each Fund fall within the range of the fees Coho charges to its separately managed accounts with similar investment strategies. The Trustees further considered that Coho has additional responsibilities with respect to the Funds, including more frequent trading stemming from the Fund’s daily subscriptions and redemptions and additional compliance obligations. The Trustees considered the reasonableness of Coho’s profits from its service relationship with each Fund.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by each Fund and those of funds within the same Category and Cohort as of September 30, 2023. The Trustees noted:
•
Coho Relative Value Equity Fund. The Trustee’s noted that while the Fund’s advisory fee was higher than the Category and Cohort averages, and its total expenses were slightly above the Cohort average, its total expenses were below the Category average.

•
Coho Relative Value ESG Fund. The Trustee’s noted that while the Fund’s advisory fee was higher than the Category and Cohort averages, and its total expenses (after waivers and expense reimbursements) were above the Cohort average, its total expenses (before and after waivers and expense reimbursements) were below the Category average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Coho’s advisory fee continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fee for each Fund does not contain breakpoints. The Trustees noted given current asset levels, it was not necessary to consider the implementation of fee breakpoints, but agreed to revisit the issue in the future as circumstances change and the Funds’ asset levels increase. The Trustees also considered that Coho had agreed to consider breakpoints in the future in response to asset growth.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with each Fund. The Trustees noted Coho does not utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Funds’ portfolio transactions. The Trustees considered that Coho may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Coho does not receive additional material benefits from its relationship with the Funds.

18

ADDITIONAL INFORMATION (UNAUDITED)
July 31, 2024
AVAILABILITY OF FUNDS PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-264-6234.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-264-6234. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30, is available (1) without charge, upon request, by calling 1-866-264-6234, or (2) on the SEC’s website at https://www.sec.gov/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2024, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% and 100.00% for the Equity Fund and ESG Fund, respectively.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2024 was 100.00% and 100.00% for the Equity Fund and ESG Fund, respectively.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% and 0.00% for the Equity Fund and ESG Fund, respectively.

19

INVESTMENT ADVISER
Coho Partners, Ltd.
300 Berwyn Park
801 Cassatt Road, Suite 100
Berwyn, PA 19312
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUNDS ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
This report should be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-866-264-6234.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	10/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	10/4/24

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	10/4/24

* Print the name and title of each signing officer under his or her signature.